Property and Equipment, Net - Schedule of Depreciation Expenses on Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Depreciation Expenses On Property Plant And Equipment [Line Items]
Depreciation	$ 1,386	$ 775	$ 227
Cost of revenues [Member]
Schedule Of Depreciation Expenses On Property Plant And Equipment [Line Items]
Depreciation	970	573	188
General and administrative expenses [Member]
Schedule Of Depreciation Expenses On Property Plant And Equipment [Line Items]
Depreciation	$ 416	$ 202	$ 39